Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 2,953	$ 3,609
Net change in total valuation allowance	(656)	(1,532)	(983)
Major foreign subsidiaries NOL	1,569
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	58,894
Deferred tax assets relating to net operating losses and other carryforwards, not subject to expiration	1,009
Deferred tax assets relating to net operating losses and other carryforwards, subject to expiration	550
Maximum period for which NOL carryforwards can be utilized	20 years
Effective income tax rate	26.50%	25.00%	25.00%
Undistributed earnings of foreign subsidiaries	14,826
Approved Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	18,400
Contingent income tax liabilities, Dividend distribution	4,600
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	9,800
Contingent income tax liabilities, Dividend distribution	$ 2,450